Share Capital - Narrative (Details)	12 Months Ended
	Jun. 30, 2024 shares vote_per_share	Jun. 30, 2023 shares
Disclosure of classes of share capital [line items]
Number of share options exercised (in shares)	572,195	771,327
Number of shares to be issued (in shares)	708,248	215,792
Class A ordinary shares
Disclosure of classes of share capital [line items]
Number of shares transferred between classes (in shares)	(1,404,080)
Number of votes per share | vote_per_share	1
Class B ordinary shares
Disclosure of classes of share capital [line items]
Number of shares transferred between classes (in shares)	1,404,080
Number of votes per share | vote_per_share	10